Description of Organization, Business Operations and Liquidity (Details) - USD ($)				12 Months Ended
	Aug. 16, 2022	Jul. 01, 2021	Jun. 11, 2021	Dec. 31, 2022
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Generating gross proceeds			$ 150,000,000
Fund working capital			$ 1,000,000
Amount deposited into the trust account		$ 22,500,000
Aggregate proceeds held in the trust account		$ 172,500,000
Transaction costs				$ 9,947,799
Underwriting fees				3,450,000
Deferred underwriting fees				6,037,500
Other offering costs				$ 460,299
Operating businesses percentage				80.00%
Business combination percentage				50.00%
Company net tangible assets				$ 5,000,001
Public shares percentage				15.00%
Obligation to redeem public shares percentage				100.00%
Maximum allowed dissolution expenses				$ 100,000
Outstanding public shares				$ 1,000,000
Trust account per share (in Dollars per share)				$ (10)
Trust account, description				(1) $10.00 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share
Cash				$ 195,339
Working capital				178,223
Franchise tax payable				212,212
Franchise taxes paid				177,036
Income taxes payable				524,777
Proceeds from sale of founder shares				25,000
Unsecured and noninterest bearing promissory note				46,975
Trust account				1,000,000
Company annual limit				$ 0
Federal excise tax rate	1.00%
Fair value market rate				1.00%
Initial Public Offering [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Number of units sold (in Shares)			15,000,000
Price per share (in Dollars per share)			$ 10
Overfunded trust account			$ 1,240,000
Initial Public Offering amount			$ 150,000,000
Public price per share (in Dollars per share)				$ 10
Over-Allotment Option [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Number of units sold (in Shares)		2,250,000
Proceeds from initial public offering		$ 22,500,000
Private Placement Warrants [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Generating gross proceeds		$ 450,000
Sale of private placement warrants (in Shares)		450,000
Warrants per share (in Dollars per share)		$ 1
Private Placement Warrants [Member] | Private Placement [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Generating gross proceeds				$ 5,250,000
Sale of private placement warrants (in Shares)				5,250,000
Price per share (in Dollars per share)				$ 1